Financial Instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and balances at central banks
Fair value of assets
Carrying value, Financial assets	£ 98,337	£ 74,250
Cash and balances at central banks | Items where fair values approximates carrying value
Fair value of assets
Carrying value, Financial assets	98,300	74,300
Loans and advances to banks
Fair value of assets
Carrying value, Financial assets	30,251	30,138
Loans and advances to banks | Items where fair values approximates carrying value
Fair value of assets
Carrying value, Financial assets	1,000	800
Loans and advances to banks | Carrying value
Fair value of assets
Carrying value, Financial assets	10,500	11,400
Loans and advances to banks | At fair value
Fair value of assets
Fair value, Financial assets	10,500	11,500
Loans and advances to banks | At fair value | Level 2
Fair value of assets
Fair value, Financial assets	9,100	3,300
Loans and advances to banks | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	1,400	8,200
Loans and advances to customers
Fair value of assets
Carrying value, Financial assets	349,919	351,950
Loans and advances to customers | Carrying value
Fair value of assets
Carrying value, Financial assets	310,100	307,800
Loans and advances to customers | At fair value
Fair value of assets
Fair value, Financial assets	306,800	306,000
Loans and advances to customers | At fair value | Level 2
Fair value of assets
Fair value, Financial assets	1,300	900
Loans and advances to customers | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	305,500	305,100
Loans and advances to customers - other
Fair value of assets
Carrying value, Financial assets	323,184	323,023
Debt securities
Fair value of assets
Carrying value, Financial assets	78,933	72,522
Debt securities | Carrying value
Fair value of assets
Carrying value, Financial assets	7,800	8,700
Debt securities | At fair value
Fair value of assets
Fair value, Financial assets	7,900	8,800
Debt securities | At fair value | Level 1
Fair value of assets
Fair value, Financial assets	4,300	5,000
Debt securities | At fair value | Level 2
Fair value of assets
Fair value, Financial assets	1,500	300
Debt securities | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	2,100	3,500
Settlement balances
Fair value of assets
Carrying value, Financial assets	2,517	5,526
Settlement balances | Items where fair values approximates carrying value
Fair value of assets
Carrying value, Financial assets	2,500	5,500
Performing Financial Instruments | Loans and advances to customers | Carrying value
Fair value of assets
Carrying value, Financial assets	303,900	300,400
Performing Financial Instruments | Loans and advances to customers | At fair value
Fair value of assets
Fair value, Financial assets	300,800	298,800
Performing Financial Instruments | Loans and advances to customers | At fair value | Level 2
Fair value of assets
Fair value, Financial assets	1,300	900
Performing Financial Instruments | Loans and advances to customers | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	299,500	297,900
Nonperforming Financial Instruments | Loans and advances to customers | Carrying value
Fair value of assets
Carrying value, Financial assets	6,200	7,400
Nonperforming Financial Instruments | Loans and advances to customers | At fair value
Fair value of assets
Fair value, Financial assets	6,000	7,200
Nonperforming Financial Instruments | Loans and advances to customers | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	6,000	7,200
UK Personal & Business Banking | Loans and advances to customers, mortgages | Carrying value
Fair value of assets
Carrying value, Financial assets	136,600	137,500
UK Personal & Business Banking | Loans and advances to customers, mortgages | At fair value
Fair value of assets
Fair value, Financial assets	136,600	138,400
UK Personal & Business Banking | Loans and advances to customers, mortgages | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	136,600	138,400
UK Personal & Business Banking | Loans and advances to customers - other | Carrying value
Fair value of assets
Carrying value, Financial assets	25,100	15,200
UK Personal & Business Banking | Loans and advances to customers - other | At fair value
Fair value of assets
Fair value, Financial assets	24,700	14,700
UK Personal & Business Banking | Loans and advances to customers - other | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	24,700	14,700
Ulster Bank RoI | Loans and advances to customers, mortgages | Carrying value
Fair value of assets
Carrying value, Financial assets	14,500	14,400
Ulster Bank RoI | Loans and advances to customers, mortgages | At fair value
Fair value of assets
Fair value, Financial assets	12,800	12,300
Ulster Bank RoI | Loans and advances to customers, mortgages | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	12,800	12,300
Ulster Bank RoI | Loans and advances to customers - other | Carrying value
Fair value of assets
Carrying value, Financial assets	5,000	4,500
Ulster Bank RoI | Loans and advances to customers - other | At fair value
Fair value of assets
Fair value, Financial assets	5,000	4,500
Ulster Bank RoI | Loans and advances to customers - other | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	5,000	4,500
Commercial Banking | Loans and advances to customers, commercial real estate | Carrying value
Fair value of assets
Carrying value, Financial assets	15,900	16,600
Commercial Banking | Loans and advances to customers, commercial real estate | At fair value
Fair value of assets
Fair value, Financial assets	15,700	16,400
Commercial Banking | Loans and advances to customers, commercial real estate | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	15,700	16,400
Commercial Banking | Loans and advances to customers - other | Carrying value
Fair value of assets
Carrying value, Financial assets	81,100	83,700
Commercial Banking | Loans and advances to customers - other | At fair value
Fair value of assets
Fair value, Financial assets	80,200	84,400
Commercial Banking | Loans and advances to customers - other | At fair value | Level 2
Fair value of assets
Fair value, Financial assets	100	100
Commercial Banking | Loans and advances to customers - other | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	80,100	84,300
Private Banking | Loans and advances to customers | Carrying value
Fair value of assets
Carrying value, Financial assets	13,500	12,200
Private Banking | Loans and advances to customers | At fair value
Fair value of assets
Fair value, Financial assets	13,400	12,200
Private Banking | Loans and advances to customers | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	13,400	12,200
RBS International | Loans and advances to customers | Carrying value
Fair value of assets
Carrying value, Financial assets	8,700	8,500
RBS International | Loans and advances to customers | At fair value
Fair value of assets
Fair value, Financial assets	8,600	8,300
RBS International | Loans and advances to customers | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	8,600	8,300
NatWest Markets | Loans and advances to customers | Carrying value
Fair value of assets
Carrying value, Financial assets	9,600	13,100
NatWest Markets | Loans and advances to customers | At fair value
Fair value of assets
Fair value, Financial assets	9,700	12,700
NatWest Markets | Loans and advances to customers | At fair value | Level 2
Fair value of assets
Fair value, Financial assets	1,200	800
NatWest Markets | Loans and advances to customers | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	8,500	11,900
Central Items and other | Loans and advances to customers | Carrying value
Fair value of assets
Carrying value, Financial assets	100	2,100
Central Items and other | Loans and advances to customers | At fair value
Fair value of assets
Fair value, Financial assets	100	2,100
Central Items and other | Loans and advances to customers | At fair value | Level 3
Fair value of assets
Fair value, Financial assets	£ 100	£ 2,100